Class K [Member] Expense Example - Class K - BLACKROCK GLOBAL ALLOCATION FUND, INC. - Class K	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 79
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	441
Expense Example, with Redemption, 10 Years	$ 987